Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$304,389,072
TOTAL NET ASSETS — 100.0%	$304,389,072

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	Tesla, Inc.	Pay	3.15% (OBFR01* - 50bps)	At Maturity	5/1/2026	$(92,008,078)	$—	$(11,945,465)
Clear Street	Tesla, Inc.	Pay	2.65% (OBFR01* - 100bps)	At Maturity	1/5/2027	(356,583,501)	—	(22,401,847)
Goldman Sachs	Tesla, Inc.	Pay	3.44% (FRED ** - 20bps)	At Maturity	4/6/2026	(81,090,917)	—	(4,332,906)
Marex	Tesla, Inc.	Pay	2.15% (OBFR01* - 150bps)	At Maturity	5/22/2026	(79,806,090)	—	6,189,401
Cantor Fitzgerald	Tesla, Inc.	Pay	2.15% (OBFR01* - 150bps)	At Maturity	10/23/2026	(11,935,134)	—	(388,127)
TOTAL EQUITY SWAP CONTRACTS								$(32,878,944)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.
**	FRED - Federal Funds Effective Rate, 3.64% as of December 31, 2025.